Business Combination (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 1,962	$ 2,582
Net income (loss)	$ (6,365)	$ 6,197